Financial assets at amortized cost - Securities (Details) - BRL (R$) R$ in Millions	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Amortized cost	R$ 1,686,225	R$ 1,578,789
Financial Assets Securities [Member]
IfrsStatementLineItems [Line Items]
Amortized cost	260,743	213,026
Expected loss	(854)	(2,038)
Net amortized cost	259,889	210,988
Financial Assets Securities [Member] | Brazilian Government Securities [member]
IfrsStatementLineItems [Line Items]
Amortized cost	94,990	85,521
Expected loss	(23)	(30)
Net amortized cost	94,967	85,491
Financial Assets Securities [Member] | Government Securities Latin America [Member]
IfrsStatementLineItems [Line Items]
Amortized cost	27,874	18,954
Expected loss	(9)	(7)
Net amortized cost	27,865	18,947
Financial Assets Securities [Member] | Government Securities – Other Countries [member]
IfrsStatementLineItems [Line Items]
Amortized cost	22,712	20,289
Expected loss	(4)	(4)
Net amortized cost	22,708	20,285
Financial Assets Securities [Member] | Corporate Securities [Member]
IfrsStatementLineItems [Line Items]
Amortized cost	115,167	88,262
Expected loss	(818)	(1,997)
Net amortized cost	114,349	86,265
Financial Assets Securities [Member] | Corporate Securities [Member] | Rural Product Note [member]
IfrsStatementLineItems [Line Items]
Amortized cost	38,146	26,129
Expected loss	(190)	(140)
Net amortized cost	37,956	25,989
Financial Assets Securities [Member] | Corporate Securities [Member] | Bank Deposit Certificates [member]
IfrsStatementLineItems [Line Items]
Amortized cost	19	98
Net amortized cost	19	98
Financial Assets Securities [Member] | Corporate Securities [Member] | Real Estate Receivables Certificates [member]
IfrsStatementLineItems [Line Items]
Amortized cost	5,911	5,738
Expected loss	(7)	(4)
Net amortized cost	5,904	5,734
Financial Assets Securities [Member] | Corporate Securities [Member] | Debentures [member]
IfrsStatementLineItems [Line Items]
Amortized cost	57,399	47,785
Expected loss	(586)	(1,835)
Net amortized cost	56,813	45,950
Financial Assets Securities [Member] | Corporate Securities [Member] | Eurobonds And Others [Member]
IfrsStatementLineItems [Line Items]
Amortized cost	516	118
Net amortized cost	516	118
Financial Assets Securities [Member] | Corporate Securities [Member] | Financial bills [Member]
IfrsStatementLineItems [Line Items]
Amortized cost	1,575	113
Expected loss	(2)
Net amortized cost	1,573	113
Financial Assets Securities [Member] | Corporate Securities [Member] | Promissory And Commercial Notes [Member]
IfrsStatementLineItems [Line Items]
Amortized cost	10,253	7,363
Expected loss	(23)	(13)
Net amortized cost	10,230	7,350
Financial Assets Securities [Member] | Corporate Securities [Member] | Other [member]
IfrsStatementLineItems [Line Items]
Amortized cost	1,348	918
Expected loss	(10)	(5)
Net amortized cost	R$ 1,338	R$ 913